SCUDDER
                                                                     INVESTMENTS



Scudder
Institutional Shares:

Scudder Money
Market Series










Annual Report
May 31, 2001

The fund seeks as high a level of current income as is consistent with liquidity, preservation of capital, and the fund's investment policies.

Scudder
Institutional Shares

Scudder Money Market Series

Scudder Institutional Funds Client Services
222 South Riverside Plaza, 33rd Floor
Chicago, Illinois 60606-5808

Telephone:        800 537 3177
E-mail:           ifunds@scudder.com
Web site:         http://institutionalfunds.scudder.com

Investment Manager
Zurich Scudder Investments, Inc.

Distributor
Scudder Distributors, Inc.

Custodian
State Street Bank and Trust Company

Fund Accounting Agent
Scudder Fund Accounting Corporation

Transfer Agent and
Dividend Disbursing Agent
Scudder Service Corporation

Legal Counsel
Dechert

For more information, call or write the Distributor at the address above.

                               -----------------

Scudder Institutional Shares are not insured or guaranteed by the U.S. Government. The fund seeks to maintain a constant net asset value of $1.00 per share, but there can be no assurance that the stable net asset value will be maintained.

This report is for the information of the shareholders. Its use in connection with any offering of the fund's shares is authorized only in case of a concurrent or prior delivery of the fund's current prospectus.

Contents
--------------------------------------------------------------------------------

                     4     Letter from the Series' Portfolio Manager

                     8     Investment Portfolio

                    14     Financial Statements

                    18     Financial Highlights

                    19     Notes to Financial Statements

                    27     Report of Independent Accountants

                    28     Tax Information

                    29     Officers and Trustees

Letter from the Series' Portfolio Manager
--------------------------------------------------------------------------------

Dear Shareholders,

In response to a stubbornly sluggish economy, the U.S. Federal Reserve Board cut interest rates five times during the first five months of 2001. As a result, the money market yield curve went from the shortest maturities having the highest yields (negative slope) to the longest maturities having the highest yields (positive slope). Because a positively sloped curve means that longer-term investors are demanding higher rates to compensate for possible increases in inflation, a positively sloped yield curve might seem unusual for those expecting economic weakness in the short term. What we believe the present yield curve really reflects is how aggressively the Fed has reacted to signs of weakness in the economy. Amid some worry that the their actions may have been too aggressive -- possibly sparking inflation -- the Fed nevertheless cut rates once again on June 27, restating that its primary concern was economic weakness.

Performance

Over its 12 months ended May 31, 2001, Scudder Money Market Series -- Institutional Shares' 7-day yield declined from 6.39% to 4.24%, reflecting the Fed's aggressive program of interest rate reductions during the first five months of 2001. The Institutional Shares' 4.24% yield as of May 31 translated to a compound effective yield of 4.32%. For its most recent fiscal year ended May 31, the Institutional Shares' total return was 6.24%, higher than the 5.92% average return of institutional money market funds according to Lipper, Inc.^1

Portfolio Strategy

Within the portfolio, we invest in top tier short-term securities, specifically, issues with top ratings according to major credit rating agencies, such as Fitch Investors Service, Moody's Investors Service, or Standard & Poor's. The top ratings have the lowest risk of default and, while not insured by the FDIC or guaranteed, are among the safest available outside of U.S. Treasury bills. We do not believe it is wise to take on additional credit risk to gain a comparatively small yield advantage.

--------------------------------------------------------------------------------
Portfolio Maturity
(Average number of days)
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

                         5/00          32
                                       32
                         7/00          32
                                       31
                         9/00          31
                                       39
                        11/00          36
                                       31
                         1/01          25
                                       33
                         3/01          31
                                       28
                         5/01          39

--------------------------------------------------------------------------------

^1   Source: Lipper, Inc., an independent analyst of investment performance.
Performance includes reinvestment of dividends and is no guarantee of future results.

Throughout the past six to nine months we have worked to ensure the highest possible credit quality within the portfolio. With slippage in the U.S. economy and declines in the stock market, credit quality has been more of a concern for us in selecting securities for the portfolio. The credit quality of some issuers in the marketplace has appeared to be weaker in recent months because of disappointing corporate earnings reports and estimates. Therefore, we will invest only in securities with the strongest credit ratings, with some sacrifice in yield, until the economy shows signs of regaining strength.

Our investment strategy also focuses on maintaining the average life of the portfolio within a target range and selecting floating-rate securities that, given current interest rate trends, should benefit the portfolio. As a result, we generally do not make large asset allocation shifts within the portfolio. We attempt to maintain exposure to a broad selection of securities, including high-quality commercial paper, variable- and floating-rate securities, U.S. government agency obligations, certificates of deposit, and repurchase agreements. The majority of the portfolio remained invested in high-quality commercial paper during the period because of the sector's attractive value and high relative yield when compared with similar money market instruments.

Outlook

Over the coming months, we plan to keep the average maturity slightly longer than average. Because we think the U.S. economy is not going to recover immediately and because the Fed could cut rates again, we believe that it would be premature to shorten the average maturity at this time. We will continue to look for attractive opportunities as they arise, and seek to maintain a high yield for the Scudder Money Market Series.

Sincerely,

/s/Frank J. Rachwalski

Frank J. Rachwalski
Vice President and Lead Portfolio Manager
Scudder Money Market Series

Investment Portfolio                                          as of May 31, 2001
--------------------------------------------------------------------------------

                                                         Principal
                                                        Amount ($)     Value ($)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Repurchase Agreements 1.0%
--------------------------------------------------------------------------------
State Street Bank and Trust Company, 4.01%, to be
    repurchased at $22,604,518 on 6/1/2001** .......   22,602,000    22,602,000
J.P. Morgan Chase & Co., 4.15%, to be
    repurchased at $75,008,646 on 6/1/2001** .......   75,000,000    75,000,000

--------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $97,602,000)                       97,602,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Time Deposits 2.7%
--------------------------------------------------------------------------------
Union Bank of Switzerland, 4.31%, 6/1/2001                          ------------
    (Cost $250,000,000) ............................  250,000,000   250,000,000
                                                                    ------------
--------------------------------------------------------------------------------
Commercial Paper 68.9%
--------------------------------------------------------------------------------
Accor SA (BNP), 4.25%***, 7/24/2001 ...............    40,000,000    39,749,722
Ace Overseas Corp., 3.97%***, 8/20/2001 ...........    75,000,000    74,338,333
Ace Overseas Corp., 4.8%***, 6/20/2001 ............    42,000,000    41,893,600
Alpine Securitization Corp., 4%***, 7/12/2001 .....    34,000,000    33,845,111
Alpine Securitization Corp., 4.01%***, 7/12/2001 ..    50,000,000    49,771,653
Alpine Securitization Corp., 4.05%***, 6/26/2001 ..    16,987,000    16,939,224
Alpine Securitization Corp., 4.08%***, 6/21/2001 ..    10,457,000    10,433,297
Alpine Securitization Corp., 4.65***%, 7/6/2001 ...    45,000,000    44,796,563
Alpine Securitization Corp., 4.76%***, 6/13/2001 ..    40,000,000    39,936,533
Amsterdam Funding Corp., 4.05%***, 6/6/2001 .......    75,000,000    74,957,813
Amsterdam Funding Corp., 4.35%***, 6/5/2001 .......    25,000,000    24,987,917
Bavaria Finance Funding, 4.01%***, 8/15/2001 ......    53,302,000    52,856,706
Bavaria Finance Funding, 4.05%***, 6/20/2001 ......    50,000,000    49,893,125
Bavaria Finance Funding, 4.29%***, 7/23/2001 ......    40,000,000    39,752,133
Bavaria Finance Funding, 4.32%***, 7/16/2001 ......    10,108,000    10,053,417
Bavaria Finance Funding, 4.70%***, 7/16/2001 ......    29,986,000    29,809,832
Bavaria Finance Funding, 4.75%***, 7/2/2001 .......    11,120,000    11,074,516
Bavaria Universal Funding, 4.44%***, 6/1/2001 .....    30,000,000    30,000,000
Bavaria Universal Funding, 4.5%***, 10/15/2001 ....    90,000,000    88,470,000
Bavaria Universal Funding, 4.59%***, 10/19/2001 ...    80,000,000    78,572,000
Beta Finance Inc., 4.71%***, 7/10/2001 ............    34,700,000    34,522,943
Blue Ridge Asset Funding, 4.02%***, 6/21/2001 .....   100,000,000    99,776,667
CS First Boston USA, 3.95%***, 11/15/2001 .........   100,000,000    98,167,639
CSN Overseas (BB LOC), 3.9%***, 8/30/2001 .........   120,000,000   118,830,000
CXC Incorporated, 4.74%***, 6/19/2001 .............    80,000,000    79,810,400
Centric Capital Corp., 3.9%***, 11/9/2001 .........    25,000,000    24,563,958


    The accompanying notes are an integral part of the financial statements.

                                                         Principal
                                                       Amount ($)     Value ($)
--------------------------------------------------------------------------------
Centric Capital Corp., 4.03%***, 7/6/2001 ..........    35,000,000    34,862,868
Centric Capital Corp., 4.7%***, 7/10/2001 ..........    15,000,000    14,923,625
Citicorp., 4.01%***, 6/22/2001 .....................   100,000,000    99,766,083
Citicorp., 4.02%***, 6/21/2001 .....................    50,000,000    49,888,333
Citicorp., 4.02%***, 6/25/2001 .....................    50,000,000    49,866,000
Cofco Capital Corp., 4.05%***, 6/18/2001 ...........    37,000,000    36,929,238
Commerz Europe (Ireland), 3.96%***, 8/23/2001 ......   100,000,000    99,087,000
Enterprise Funding Corp., 4.38%***, 6/8/2001 .......    25,956,000    25,933,894
Eureka Securitization Inc., 4.69%***, 6/26/2001 ....    30,000,000    29,902,292
Falcon Asset Security Corp., 4.04%***, 6/20/2001 ...    98,670,000    98,459,614
Falcon Asset Security Corp., 4.09%***, 6/15/2001 ...    50,000,000    49,920,472
Falcon Asset Security Corp., 4.4%***, 6/4/2001 .....    23,000,000    22,991,567
Falcon Asset Security Corp., 4.4%***, 6/6/2001 .....    29,020,000    29,002,266
Fcar Owner Trust 1, 3.95%***, 7/19/2001 ............    50,000,000    49,736,667
Fcar Owner Trust 1, 4%***, 10/31/2001 ..............    40,000,000    39,324,444
Ford Motor Credit Co., 4.48%***, 6/14/2001 .........   100,000,000    99,838,222
Four Winds Funding Corp., 4.17%***, 6/5/2001 .......    65,000,000    64,969,883
Four Winds Funding Corp., 4.23%***, 6/5/2001 .......    50,000,000    49,976,500
Four Winds Funding Corp., 4.3%***, 7/16/2001 .......    60,000,000    59,677,500
Four Winds Funding Corp., 4.3%***, 7/18/2001 .......    25,000,000    24,859,653
Galaxy Funding, 3.86%***, 11/15/2001 ...............    60,000,000    58,925,633
Galaxy Funding, 4.12%***, 6/13/2001 ................    30,000,000    29,958,800
Galaxy Funding, 4.28%***, 7/12/2001 ................    18,000,000    17,912,260
Galaxy Funding, 4.33%***, 6/22/2001 ................    25,000,000    24,936,854
Galaxy Funding, 4.97%***, 6/15/2001 ................    67,475,000    67,344,455
Giro Funding U.S. Corp., 4.01%***, 7/9/2001 ........    65,000,000    64,724,869
Giro Funding U.S. Corp., 4.77%***, 6/14/2001 .......    40,370,000    40,300,463
Giro Funding U.S. Corp., 4.79%***, 6/12/2001 .......    50,705,000    50,630,788
Giro Multi-Funding Corp., 4.02%***, 6/20/2001 ......    35,000,000    34,925,742
Giro Multi-Funding Corp., 4.8%***, 6/12/2001 .......    80,000,000    79,882,667
Hatteras Funding Corp., 4%***, 7/23/2001 ...........    31,008,000    30,828,843
Hatteras Funding Corp., 4.28%***, 7/12/2001 ........    50,357,000    50,111,538
Hatteras Funding Corp., 4.36%***, 6/21/2001 ........    40,000,000    39,903,111
Hatteras Funding Corp., 4.4%***, 6/18/2001 .........    13,316,000    13,288,332
Hatteras Funding Corp., 4.76%***, 6/25/2001 ........    20,000,000    19,936,533
Hatteras Funding Corp., 4.81%***, 6/7/2001 .........    24,000,000    23,980,760
Intrepid Funding, 3.95%***, 9/10/2001 ..............    12,000,000    11,867,017
Intrepid Funding, 4.3%***, 7/19/2001 ...............   100,000,000    99,426,667
Jupiter Securities Corp., 4.07%***, 6/18/2001 ......    60,000,000    59,884,683
Jupiter Securities Corp., 4.07%***, 6/19/2001 ......    49,135,000    49,035,010

   The accompanying notes are an integral part of the financial statements.

                                                         Principal
                                                        Amount ($)     Value ($)
--------------------------------------------------------------------------------
Jupiter Securities Corp., 4.81%***, 6/4/2001 .......    20,000,000    19,991,983
K2 (U.S.A.) LLC, 4.2%***, 9/7/2001 .................    14,000,000    13,839,933
Kitty Hawk Funding Corp., 4.32%***, 6/20/2001 ......    50,000,000    49,886,000
Kitty Hawk Funding Corp., 4.38%***, 6/11/2001 ......    22,932,000    22,904,099
Moat Funding LLC, 4.13%***, 6/6/2001 ...............    50,000,000    49,971,319
Moat Funding LLC, 4.5%***, 10/4/2001 ...............    50,000,000    49,218,750
Moat Funding LLC, 4.75%***, 6/15/2001 ..............    20,000,000    19,963,056
Moat Funding LLC, 4.75%***, 6/19/2001 ..............    30,184,000    30,112,313
Moat Funding LLC, 4.75%***, 6/22/2001 ..............    33,705,000    33,611,609
Monte Rosa Capital Corp., 4.16%***, 6/11/2001 ......    27,000,000    26,968,800
Moriarty LLC, 3.86%***, 11/21/2001 .................   100,000,000    98,145,056
Moriarty LLC, 5.14%***, 8/20/2001 ..................    90,000,000    88,972,000
NC Duke University, 4.05%***, 8/8/2001 .............    23,550,000    23,369,843
Northern Rock plc, 4.04%***, 6/18/2001 .............    25,000,000    24,952,306
Oakland-Alameda, 4.42%, 6/11/2001 ..................    46,300,000    46,300,000
Old Line Funding Corp., 4.1%***, 6/13/2001 .........    62,179,000    62,094,022
Pemex Capital, Inc., 4.32%***, 6/14/2001 ...........    50,000,000    49,922,000
Pennine Funding LLC, 3.9%***, 11/2/2001 ............   100,000,000    98,331,667
Pennine Funding LLC, 4.12%***, 10/1/2001 ...........    33,500,000    33,032,266
Pennine Funding LLC, 4.5%***, 9/25/2001 ............    50,000,000    49,275,000
Philip Morris Co., Inc., 3.95%***, 8/20/2001 .......    25,000,000    24,780,556
Philip Morris Co., Inc., 4.7%***, 7/20/2001 ........    30,000,000    29,808,083
Philip Morris Co., Inc., 4.76%***, 6/22/2001 .......    35,000,000    34,902,817
Power Authority New York, 4.02%, 10/11/2001 ........    22,500,000    22,500,000
Preferred Receivable Funding Corp., 3.99%***,
    7/9/2001 .......................................    66,000,000    65,722,030
Quincy Capital Corp., 3.97%***, 7/18/2001 ..........    60,000,000    59,689,017
Quincy Capital Corp., 4.1%***, 6/7/2001 ............    50,000,000    49,965,833
Quincy Capital Corp., 4.1%***, 6/15/2001 ...........    29,552,000    29,504,881
Quincy Capital Corp., 4.11%***, 6/7/2001 ...........    26,058,000    26,040,150
Receivables Capital Corp., 4.01%***, 6/26/2001 .....    95,000,000    94,735,122
Receivables Capital Corp., 4.17%***, 6/7/2001 ......    50,000,000    49,965,250
Salomon Smith Barney Holding, 4.04%***, 6/18/2001 ..   100,000,000    99,809,222
Salomon Smith Barney Holding, 4.05%***, 6/4/2001 ...   100,000,000    99,966,250
Scaldis Capital LLC, 3.95%***, 11/13/2001 ..........    51,264,000    50,335,908
Scaldis Capital LLC, 3.97%***, 10/15/2001 ..........    17,000,000    16,745,038
Scaldis Capital LLC, 4.68%***, 7/16/2001 ...........    75,000,000    74,560,781
Scaldis Capital LLC, 5.14%***, 7/11/2001 ...........    51,000,000    50,708,733
Sheffield Receivables Corp., 4.35%***, 6/12/2001 ...    70,450,000    70,356,360
Sigma Finance Inc., 4.75%***, 6/11/2001 ............    88,000,000    87,883,889
Societe Generale NA, 4.73%***, 6/28/2001 ...........   150,000,000   149,468,438

    The accompanying notes are an integral part of the financial statements.

                                                               Principal
                                                                Amount ($)     Value ($)
----------------------------------------------------------------------------------------
Spintab AB, 4.71%***, 7/18/2001 ........................      50,000,000      49,692,542
Spintab AB, 5.2%***, 6/15/2001 .........................      55,000,000      54,888,778
Spintab AB, 5.23%***, 6/1/2001 .........................      66,289,000      66,289,000
Stellar Funding Group, 3.98%***, 7/25/2001 .............      21,312,000      21,184,767
Stellar Funding Group, 3.99%***, 7/17/2001 .............      13,415,000      13,346,606
Stellar Funding Group, 4.05%***, 7/27/2001 .............      15,824,000      15,724,309
Stellar Funding Group, 4.25%***, 6/1/2001 ..............      22,618,000      22,618,000
Stellar Funding Group, 4.33%***, 6/29/2001 .............       8,064,000       8,036,842
Stellar Funding Group, 4.4%***, 6/11/2001 ..............      13,309,000      13,292,733
Stellar Funding Group, 4.43%***, 6/4/2001 ..............      20,000,000      19,992,617
Stellar Funding Group, 4.75%***, 7/2/2001 ..............       9,617,000       9,577,664
Stellar Funding Group, 4.8%***, 6/19/2001 ..............       9,101,000       9,079,158
Stellar Funding Group, 4.8%***, 6/20/2001 ..............       6,567,000       6,550,364
Superior Funding Capital, 4.39%***, 6/6/2001 ...........      72,274,000      72,229,933
Surrey Funding Corp., 4%***, 8/15/2001 .................      25,000,000      24,791,667
Surrey Funding Corp., 4%***, 8/16/2001 .................      95,000,000      94,197,778
Svenska Handelsbanken, 4.74%***, 6/29/2001 .............     100,000,000      99,631,333
Sweetwater Capital Corp., 3.96%***, 8/23/2001 ..........      17,641,000      17,479,938
Sweetwater Capital Corp., 4.12%***, 6/8/2001 ...........      21,440,000      21,422,824
Sweetwater Capital Corp., 4.12%***, 6/11/2001 ..........      28,152,000      28,119,782
Sweetwater Capital Corp., 4.3%***, 7/19/2001 ...........      13,901,000      13,821,301
Thunder Bay Funding, Inc., 4.1%***, 6/13/2001 ..........      35,000,000      34,952,167
Thunder Bay Funding, Inc., 4.37%***, 6/6/2001 ..........      36,145,000      36,123,062
Thunder Bay Funding, Inc., 4.38%***, 6/8/2001 ..........      63,191,000      63,137,182
Thunder Bay Funding, Inc., 4.39%***, 6/7/2001 ..........      40,000,000      39,970,733
Thunder Bay Funding, Inc., 4.39%***, 6/15/2001 .........      21,609,000      21,572,109
Verizon Global Funding, 4.7%***, 7/10/2001 .............      42,265,000      42,049,801
Verizon Net Funding Corp., 4.4%***, 6/5/2001 ...........      50,000,000      49,975,551
WCP Funding Inc., 3.97%***, 7/24/2001 ..................      80,000,000      79,531,833
WCP Funding Inc., 4.78%***, 6/8/2001 ...................      25,000,000      24,976,764
Windmill Funding Corp., 4.04%***, 6/1/2001 .............      85,000,000      85,000,000

----------------------------------------------------------------------------------------
Total Commercial Paper (Cost $6,433,091,766)                               6,433,091,766
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Certificates of Deposit 8.0%
----------------------------------------------------------------------------------------
Allfirst Bank, 4.38%, 9/7/2001* ........................      75,000,000      75,000,000
American Express Centurion Bank Frn, 4.05%, 6/19/2001*..      50,000,000      49,999,759
American Express Centurion Bank Frbn, 4.35%, 6/5/2001*..      25,000,000      24,999,973
American Express Centurion Bank Frnt, 4.17%, 7/17/2001*.      25,000,000      25,000,000
CIBC NY, 4.07%, 9/21/2001* .............................      50,000,000      49,991,793

    The accompanying notes are an integral part of the financial statements.

                                                         Principal
                                                        Amount ($)     Value ($)
--------------------------------------------------------------------------------
CIBC NY, 4.12%, 7/3/2001* ..........................    20,000,000    19,999,079
Comerica Bank, 4.12%, 11/9/2001* ...................   100,000,000    99,993,547
First Union National Bank, 4.05%, 11/21/2001* ......    60,000,000    59,996,532
First Union National Bank, 4.07%, 5/8/2002* ........    75,000,000    75,000,000
First Union National Bank , 4.19%, 7/26/2001* ......    25,000,000    25,000,000
Fleet National Bank, 4.03%, 8/20/2001* .............    30,000,000    29,997,358
Harris Trust & Savings Bank, 4.07%, 6/12/2001* .....    45,000,000    44,999,458
Merita Bank Ltd. NY, 4.08%, 7/30/2001* .............    25,000,000    25,000,000
Old Kent Bank, 4.14%, 7/3/2001* ....................    30,000,000    29,999,231
Old Kent Bank, 4.17%, 6/11/2001* ...................    30,000,000    30,000,000
US Bank NA MN, 4.18%, 7/23/2001* ...................    85,000,000    85,000,000

--------------------------------------------------------------------------------
Total Certificates of Deposit (Cost $749,976,730)                    749,976,730
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Short-Term and Medium-Term Notes 19.4%
--------------------------------------------------------------------------------
American Honda Finance, 3.96%, 3/5/2002* ...........    25,000,000    25,000,000
American Honda Finance, 4.07%, 2/25/2002* ..........    75,000,000    75,000,000
American Honda Finance, 4.09%, 1/25/2002* ..........    70,000,000    69,995,436
Associates Corp. MTM, 4.86%, 6/26/2001* ............    40,000,000    40,000,000
Associates Corp. NA MTM, 5.03%, 6/15/2004* .........    70,000,000    70,000,000
Beta Finance Inc., 4.09%, 4/26/2002* ...............    85,000,000    85,000,000
Capital One Funding, 4.1%, 9/1/2011* ...............    19,165,000    19,165,000
Capital One Funding, 4.1%, 8/1/2012* ...............    26,308,000    26,308,000
Capital One Funding, 4.1%, 12/2/2019* ..............    10,359,000    10,359,000
Capital One Funding, 4.1%, 10/1/2021* ..............    13,594,700    13,594,700
Caterpillar Financial Service MTM, 5.01%, 8/14/2001*    35,000,000    35,017,328
Caterpillar Financial Service MTM, 5.12%, 6/1/2001*     40,000,000    40,000,000
CIT Group Inc. FRN, 4.67%, 7/16/2001* ..............    35,000,000    34,995,840
Credit Suisse First Boston Inc., 4.09%, 5/22/2002* .   100,000,000   100,000,000
Ford Motor Credit Co., 4.93%, 7/16/2001* ...........    33,830,000    33,837,139
General Motors Acceptance Corp., 4.28%, 8/23/2001* .    30,000,000    30,013,609
Goldman Sachs & Co., 5.46%, 7/24/2001 ..............    50,000,000    50,000,000
Goldman Sachs Group Promissory Note, 4.13%,
   12/20/2001 ......................................    30,000,000    30,000,000
Goldman Sachs Group Promissory Note, 4.41%,
   8/20/2001 .......................................    80,000,000    80,000,000
Goldman Sachs Promissory Note, 4.45%, 2/5/2002* ....    40,000,000    40,011,396
Household Finance Corp. MTN, 4.21%, 10/25/2001* ....    30,000,000    30,012,884
Household Finance Corp. MTN, 4.78%, 7/20/2001* .....    80,000,000    79,991,947
Household Finance Corp. MTN, 5.16%, 10/15/2001* ....    20,000,000    20,029,892
Household Finance Corp. MTN, 5.29%, 12/5/2001* .....    30,000,000    30,023,553

   The accompanying notes are an integral part of the financial statements.

                                                                     Principal
                                                                    Amount ($)      Value ($)
----------------------------------------------------------------------------------------------
John Deere Capital Corp., 4.01%, 11/14/2001* .................     100,000,000      99,982,399
K2 (U.S.A.) LLC, 4.1%, 4/25/2002* ............................     100,000,000     100,000,000
Merrill Lynch & Co., Inc., 4.01%, 11/14/2001* ................      50,000,000      49,995,570
Merrill Lynch & Co., Inc., 4.11%, 3/20/2002* .................     100,000,000     100,000,000
National Rural Utilities, 4.8%, 7/20/2001* ...................      75,000,000      75,000,000
Philip Morris Co., 5.34%, 12/4/2001* .........................     110,000,000     109,938,453
Sigma Finance, 4.08%, 11/26/2001* ............................     100,000,000     100,000,000
Verizon Global Funding, 5.06%, 4/12/2002* ....................     100,000,000      99,982,466

----------------------------------------------------------------------------------------------
Total Short-Term and Medium-Term Notes (Cost $1,803,254,612) .                   1,803,254,612
----------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $9,333,925,108) (a)                   9,333,925,108
----------------------------------------------------------------------------------------------

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their rate as of May 31, 2001.
** Repurchase agreements are fully collateralized by U.S. Treasury and Government agency securities.
***  Annualized yield at time of purchase, not a coupon rate.
(a)  Cost for federal income tax purposes is $9,333,925,108.


    The accompanying notes are an integral part of the financial statements.

Financial Statements
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities as of May 31, 2001
-------------------------------------------------------------------------------------------------------------------

Assets
-------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (cost $9,333,925,108) .......................................   $ 9,333,925,108
Cash ............................................................................................         2,312,811
Receivable for investments sold .................................................................           100,000
Interest receivable .............................................................................        12,147,187
Receivable for Fund shares sold .................................................................        10,642,391
Other assets ....................................................................................            39,912
                                                                                                    ---------------
Total assets ....................................................................................     9,359,167,409

Liabilities
-------------------------------------------------------------------------------------------------------------------
Payable for investments purchased ...............................................................        25,000,000
Dividends payable ...............................................................................        19,257,979
Payable for Fund shares redeemed ................................................................        17,496,262
Accrued management fee ..........................................................................         1,097,668
Other accrued expenses and payables .............................................................         1,417,717
                                                                                                    ---------------
Total liabilities ...............................................................................        64,269,626
-------------------------------------------------------------------------------------------------------------------
Net assets, at value                                                                                $ 9,294,897,783
-------------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------------
Net assets consist of:
Accumulated net realized gain (loss) ............................................................        (1,021,750)
Paid in capital .................................................................................     9,295,919,533
-------------------------------------------------------------------------------------------------------------------
Net assets, at value                                                                                $ 9,294,897,783
-------------------------------------------------------------------------------------------------------------------

Net Asset Value
-------------------------------------------------------------------------------------------------------------------
Prime Reserve Class AARP
Net assets applicable to shares outstanding .....................................................   $   216,958,059
Outstanding shares of beneficial interest, $.001 par value, unlimited number of
   shares authorized ............................................................................       217,019,670
                                                                                                    ---------------
Net Asset Value, offering and redemption price per share (net assets / shares outstanding) ......   $          1.00
                                                                                                    ---------------
Prime Reserve Class S
Net assets applicable to shares outstanding .....................................................   $    54,711,094
Outstanding shares of beneficial interest, $.001 par value, unlimited number of
   shares authorized ............................................................................        54,715,176
                                                                                                    ---------------
Net Asset Value, offering and redemption price per share (net assets / shares outstanding) ......   $          1.00
                                                                                                    ---------------
Premium Class AARP
Net assets applicable to shares outstanding .....................................................   $   185,429,659
 Outstanding shares of beneficial interest, $.001 par value, unlimited number
   of shares authorized .........................................................................       185,437,052
                                                                                                    ---------------
Net Asset Value, offering and redemption price per share (net assets / shares outstanding) ......   $          1.00
                                                                                                    ---------------

    The accompanying notes are an integral part of the financial statements.

-----------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities (continued)
-----------------------------------------------------------------------------------------------------------

Net Asset Value
-----------------------------------------------------------------------------------------------------------
Premium Class S
Net assets applicable to shares outstanding ..............................................   $1,003,935,850
Outstanding shares of beneficial interest, $.001 par value, unlimited number .............    1,004,047,585
   of shares authorized

Net Asset Value, offering and redemption price per share (net assets /                       --------------
   shares outstanding) ...................................................................   $         1.00
                                                                                             --------------
Managed Shares
Net assets applicable to shares outstanding ..............................................   $  665,002,883
Outstanding shares of beneficial interest, $.001 par value, unlimited number .............      665,221,457
   of shares authorized

Net Asset Value, offering and redemption price per share (net assets /                       --------------
   shares outstanding) ...................................................................   $         1.00
                                                                                             --------------
Institutional Shares
Net assets applicable to shares outstanding ..............................................   $7,168,860,238
Outstanding shares of beneficial interest, $.001 par value, unlimited number .............    7,169,707,396
   of shares authorized

Net Asset Value, offering and redemption price per share (net assets /                      ---------------
   shares outstanding) ...................................................................  $         1.00
                                                                                             --------------

    The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------
Statement of Operations for the year ended May 31, 2001
-------------------------------------------------------------------------------

Investment Income
-------------------------------------------------------------------------------
Interest ......................................................   $ 573,790,451
                                                                  -------------
Expenses:
Management fee ................................................      23,389,637
Administrative fee ............................................       9,766,452
Services to shareholders ......................................         430,338
Custodian and accounting fees .................................         320,058
Auditing ......................................................          24,054
Legal .........................................................          40,241
Trustees' fees and expenses ...................................         206,823
Reports to shareholders .......................................           9,713
Registration fees .............................................         356,636
Other .........................................................         102,717
                                                                  -------------
Total expenses, before expense reductions .....................      34,646,669
Expense reductions ............................................     (16,862,648)
                                                                  -------------
Total expenses, after expense reductions ......................      17,784,021
-------------------------------------------------------------------------------
Net investment income                                               556,006,430
-------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investment transactions
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Net gain (loss) on investment transactions                          (16,480,633)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations   $ 539,525,797
-------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

----------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------

                                                                                  Years Ended May 31,
Increase (Decrease) in Net Assets                                             2001                     2000
----------------------------------------------------------------------------------------------------------------
Operations:
Net investment income ............................................   $     556,006,430         $     295,284,724
Net realized gain (loss) on investment transactions ..............         (16,480,633)                     --
                                                                     -----------------         -----------------
Net increase (decrease) in net assets resulting from operations ..         539,525,797               295,284,724
                                                                     -----------------         -----------------
Distributions to shareholders from:
Net investment income:
  Prime Reserve Class AARP .......................................         (10,879,231)                     --
                                                                     -----------------         -----------------
  Prime Reserve Class S ..........................................          (2,764,438)               (2,353,229)
                                                                     -----------------         -----------------
  Premium Class AARP .............................................          (3,134,135)                     --
                                                                     -----------------         -----------------
  Premium Class S ................................................         (62,787,160)              (56,686,377)
                                                                     -----------------         -----------------
  Managed Shares .................................................         (30,647,026)              (21,023,946)
                                                                     -----------------         -----------------
  Institutional Shares ...........................................        (445,794,440)             (215,221,172)
                                                                     -----------------         -----------------
Fund share transactions:
Proceeds from shares sold ........................................     141,073,823,720            94,702,920,596
Net assets acquired in tax-free reorganization ...................         267,027,323                      --
Reinvestment of distributions ....................................         245,566,949               133,598,120
Cost of shares redeemed ..........................................    (137,169,406,266)          (93,128,610,456)
                                                                     -----------------         -----------------
Net increase (decrease) in net assets from Fund share
  transactions ...................................................      4,417,011,726             1,707,908,260
                                                                     -----------------         -----------------
Capital contribution from Advisor (see Note H) ...................          15,557,425                      --
                                                                     -----------------         -----------------
Increase (decrease) in net assets ................................       4,416,088,518             1,707,908,260
Net assets at beginning of period ................................       4,878,809,265             3,170,901,005
                                                                     -----------------         -----------------
Net assets at end of period ......................................   $   9,294,897,783         $   4,878,809,265
                                                                     -----------------         -----------------

    The accompanying notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Institutional Shares

--------------------------------------------------------------------------------------------------------------
                                                               2001(a)   2000(a)   1999(b)   1998(c)   1997(d)
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $1.000    $1.000    $1.000    $1.000    $1.000
--------------------------------------------------------------------------------------------------------------
  Net investment income                                         .061      .056      .020      .054      .022
--------------------------------------------------------------------------------------------------------------
  Distributions from net investment income                     (.061)    (.056)    (.020)    (.054)    (.022)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $1.000    $1.000    $1.000    $1.000    $1.000
--------------------------------------------------------------------------------------------------------------
Total Return (%) (e)                                           6.24(f)   5.74      2.03**    5.52      2.25**
--------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                        7,169     3,350     1,806     1,066       338
--------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                 .34       .30(g)    .28*      .29       .31*
--------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                  .15       .15(g)    .14*      .18       .26*
--------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                             6.05      5.73      4.87*     5.34      5.39*
--------------------------------------------------------------------------------------------------------------

(a)  For the years ended May 31.

(b) For the five months ended May 31, 1999. On November 13, 1998, the Fund changed the fiscal year end from December 31 to May 31.

(c)  For the year ended December 31, 1998.

(d) For the period August 4, 1997 (commencement of sales of Institutional Shares) to December 31, 1997.

(e)  Total returns would have been lower had certain expenses not been reduced.

(f) Total return for the period ending May 31, 2001 includes the effect of a voluntary capital contribution from the Advisor (see Note H); without this contribution the total return would have been lower.

(g) The ratios of operating expenses excluding costs incurred in connection with the reorganization in fiscal 2000 before and after expense reductions were .30% and .15%, respectively.

*    Annualized

**   Not annualized

Notes to Financial Statements
--------------------------------------------------------------------------------

A. Significant Accounting Policies

Scudder Money Market Series (the "Fund") is the diversified investment portfolio comprising Scudder Money Market Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company reorganized as a Massachusetts business trust in 2000. The Fund offers six classes of shares: Prime Reserve Class AARP, Prime Reserve Class S, Premium Class AARP, Premium Class S, Managed Shares and Institutional Shares.

On August 11, 2000, existing Prime Reserve Money Market shares of the Fund were redesignated as Prime Reserve Class S. In addition, all of the net assets acquired from the merger with AARP Premium Money Fund (see Note F) were designated as Prime Reserve Class AARP. Effective October 2, 2000, the Fund commenced offering Premium Class AARP shares and redesignated existing shares of Premium Money Market as Premium Class S. The Class S and Class AARP shares provide investors with different purchase options. Shares of Class AARP are especially designed for members of AARP. After December 29, 2000, Prime Reserve Class S and Premium Class S shares of the Fund are generally not available to new investors.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes except that each class bears certain expenses unique to that class. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. The Fund values portfolio securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and pursuant to which the Fund must adhere to certain conditions. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At May 31, 2001, the Fund had a net tax basis capital loss carryforward of approximately $98,000 which may be applied against any realized net taxable gains of each succeeding year until fully utilized or until May 31, 2007 ($1,000), May 31, 2008 ($90,000) and May 31, 2009 ($7,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2000 through May 31, 2001, the Fund incurred approximately $924,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as occurring in the fiscal year ending May 31, 2002.

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

As described in Note E, Zurich Scudder Investments, Inc., formerly Scudder Kemper Investments, Inc., ("ZSI" or the "Advisor") initiated a restructuring program for most of its Scudder no-load open-end funds. As part of the reorganization, the Fund entered into an Administrative Agreement. This agreement was effective August 14, 2000. The terms of the newly adopted and the pre-existing agreements are set out below.

Management Agreement. Under the Investment Management Agreement (the "Management Agreement") with ZSI, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Agreement is equal to an annual rate of 0.25% of average daily net assets for the Fund, computed and accrued daily and payable monthly. For the period June 1, 2000 through September 30, 2000, the Advisor had agreed to waive a portion of its investment management fee for the Fund by 0.05%. Effective October 1, 2000, the Advisor has agreed to waive a portion of its investment management fee for the Fund by 0.15%. From time to time the Advisor may voluntarily waive an additional portion of its management fee.

For the year ended May 31, 2001, the Advisor did not impose fees of $14,256,322 and did impose fees of $9,133,315 which amounted to an annualized effective rate of 0.10%.

Administrative Fee. Effective August 14, 2000, the Fund, as approved by the Fund's Trustees, adopted an Administrative Agreement (the "Administrative Agreement") with ZSI. Under the Administrative Agreement the Advisor provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by ZSI under its Agreement with the Fund, as described above) in exchange for the payment by the Fund of an administrative services fee (the "Administrative Fee") of 0.40% of average daily net assets computed and accrued daily and payable monthly for Prime Reserve Class AARP and Prime Reserve Class S; 0.25% of average daily net assets computed and accrued daily and payable monthly for Premium Class AARP and Premium Class S; 0.25% of average daily net assets computed and accrued daily and payable monthly for Managed Shares; and 0.10% of average daily net assets computed and accrued daily and payable monthly for Institutional Shares. As of the effective date of the Administrative Agreement, each service provider continues to provide the services that it previously provided to the Fund (i.e., fund accounting, shareholder services, custody, audit and legal), under the current arrangements, except that ZSI pays these entities for the provision of their services to the Fund and pays most other Fund expenses, including insurance, registration, printing and postage fees. Certain expenses of the Fund will not be borne by ZSI under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). For the period from August 14, 2000 through May 31, 2001, the Administrative Fee was as follows:

                                                     Total          Unpaid at
Administrative Fee                                Aggregated      May 31, 2001
--------------------------------------------------------------------------------
Prime Reserve Class AARP .....................     $ 764,852       $  72,054
Prime Reserve Class S ........................        160,595         18,563
Premium Class AARP ...........................        152,784         35,971
Premium Class S ..............................      2,126,054        208,627
Managed Shares ...............................      1,044,315        110,243
Institutional Shares .........................      5,522,983        328,920
                                                   ----------      ---------
                                                   $9,771,583      $ 774,378
                                                   ----------      ---------

The Advisor has agreed to waive a portion of the Administrative fee. For Managed Shares the fees not imposed amounted to $156,037 and for Institutional Shares the fees not imposed amounted to $2,275,380.

In addition, a one-time reduction of certain costs incurred in connection with the reorganization in fiscal 2000 amounting to $5,131 on Premium Class S is included in the Administrative fee on the Statement of Operations.

Service Fees. Scudder Service Corporation ("SSC"), a subsidiary of the Advisor, is the transfer, dividend-paying and shareholder service agent for the Fund. Each class of the Fund has a Transfer Agency and Service Agreement with SSC, whereby SSC received account fees that varied according to the account size and type of account of the shareholders of the respective classes. Prior to August 14, 2000, the following amounts were charged to the classes of the Fund:

Prime Reserve Class S ....................................    $       25,011
Premium Class S ..........................................            88,647
Managed Shares ...........................................            21,531
Institutional Shares .....................................            13,691
                                                              --------------
                                                              $      148,880
                                                              --------------

The Managed Shares of the Fund had arrangements with certain banks, institutions and other persons under which they received compensation from the Fund and the Advisor for performing shareholder servicing functions for their customers who own shares in the Fund. In connection with these arrangements prior to August 14, 2000, the total expense charged to the Managed Shares of the Fund amounted to $60,905 and the receivable for the Advisor's portion aggregated $18,396.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Advisor, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records for the Fund. Prior to August 14, 2000, the amount charged to the Fund by SFAC aggregated $111,376, all of which is paid at May 31, 2001.

Other. Printing and postage expenses related to preparing and distributing material such as shareholder reports, prospectuses and proxy materials to current shareholders were charged to each class pro rata based on relative net assets. Prior to August 14, 2000, the following amounts were expensed by the
Fund:

Prime Reserve Class S ...................................   $        4,791
Premium Class S .........................................            1,945
Managed Shares ..........................................           13,964
Institutional Shares ....................................           17,299
                                                            --------------
                                                            $       37,999
                                                            --------------

Effective August 14, 2000, the above fees are paid by the Advisor in accordance with the Administrative Agreement.

Trustees' Fees and Expenses. The Fund pays each of its Trustees not affiliated with the Advisor an annual retainer, plus specified amounts for attended board and committee meetings. For the year ended May 31, 2001, Trustees' fees and expenses aggregated $206,823.

The Fund has a compensation arrangement under which payment of Trustees' fees may be deferred. Interest is accrued (based on the rate of return earned on the 90 day Treasury Bill as determined at the beginning of each calendar quarter) on the deferred balances and is included in "Trustees' fees and expenses." The accumulated balance of deferred Trustees' fees and interest thereon relating to the Fund aggregated $25,311 as of May 31, 2001, which is included in accrued expenses of the Fund.

Other Related Parties. AARP through its affiliates, monitors and approves the AARP Investment Program from ZSI. The Advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in Class AARP shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by ZSI. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6,000,000,000 of net assets, 0.06% for the next $10,000,000,000 of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

C. Expense Off-Set Arrangements

The Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the year ended May 31, 2001, the custodian fees were reduced by $127,682. Prior to August 14, 2000, transfer agent fees were reduced by $47,227.

Effective August 14, 2000, transfer agent credits will no longer be used to reduce Fund expenses.

D. Line of Credit

The Fund and several affiliated Funds (the "Participants") share in a $1 billion revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Fund Rate plus 0.5%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Reorganization

ZSI initiated a restructuring program for most of its Scudder no-load open-end funds in response to changing industry conditions and investor needs. The program proposed to streamline the management and operations of most of the no-load open-end funds ZSI advises principally through the liquidation of several small funds, mergers of certain funds with similar investment objectives, the creation of one Board of Directors/Trustees and the adoption of an administrative fee covering the provision of most of the services previously paid for by the affected funds. Costs incurred in connection with this restructuring initiative were borne jointly by ZSI and certain of the affected funds.

F. Acquisition of Assets

On August 11, 2000, the Fund acquired all of the net assets of AARP Premium Money Fund pursuant to a plan of reorganization approved by shareholders on July 13, 2000. The acquisition was accomplished by a tax-free exchange of 267,070,676 Prime Reserve Class AARP shares of the Fund for 267,070,676 shares of AARP Premium Money Fund outstanding on August 11, 2000. AARP Premium Money Fund's net assets at that date ($267,027,323), were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $7,433,081,094. The combined net assets of the Fund immediately following the acquisition were $7,700,108,417.

G. Share Transactions

The following table summarizes shares and dollar activity in the Fund:

                                                                     Year Ended                        Year Ended
                                                                    May 31, 2001                      May 31, 2000
                                                           -------------------------------  --------------------------------
                                                              Shares           Dollars          Shares           Dollars
Shares sold
----------------------------------------------------------------------------------------------------------------------------
Prime Reserve Class AARP (a) ......................          116,254,955   $  116,236,697               --   $           --
Prime Reserve Class S (b) .........................           60,618,172       60,614,090      111,134,122      111,134,122
Premium Class AARP (c) ............................          257,410,150      257,402,756               --               --
Premium Class S (d) ...............................        1,881,962,524    1,881,850,792    2,847,283,440    2,847,283,440
Managed ...........................................        1,438,255,329    1,438,036,755    1,171,602,032    1,171,602,032
Institutional .....................................       37,319,208,786  137,319,682,630   90,572,901,002   90,572,901,002
                                                                         ----------------                   ---------------
                                                                         $141,073,823,720                   $94,702,920,596
                                                                         ----------------                   ---------------
Shares issued in tax-free reorganization
----------------------------------------------------------------------------------------------------------------------------
Prime Reserve Class AARP (a) ......................          267,070,676   $  267,027,323               --   $           --
                                                                         ----------------                   ---------------
                                                                           $  267,027,323                    $           --
                                                                         ----------------                   ---------------
Shares issued to shareholders in reinvestment of distributions
----------------------------------------------------------------------------------------------------------------------------
Prime Reserve Class AARP (a) ......................            9,686,181   $    9,686,181               --   $           --
Prime Reserve Class S (b) .........................            2,601,486        2,601,486        2,286,836        2,286,836
Premium Class AARP (c) ............................            2,853,236        2,853,236               --               --
Premium Class S (d) ...............................           56,225,797       56,225,797       54,096,252       54,096,252
Managed ...........................................            3,792,055        3,792,055        4,231,558        4,231,558
Institutional .....................................          170,408,194      170,408,194       72,983,474       72,983,474
                                                                         ----------------                   ---------------
                                                                           $  245,566,949                    $  133,598,120
                                                                         ----------------                   ---------------

                                       25

                                                                     Year Ended                        Year Ended
                                                                    May 31, 2001                      May 31, 2000
                                                           -------------------------------  --------------------------------
                                                              Shares           Dollars          Shares           Dollars
Shares redeemed
----------------------------------------------------------------------------------------------------------------------------
Prime Reserve Class AARP (a) ......................        (175,992,142)   $(175,992,142)              --   $           --
Prime Reserve Class S (b) .........................         (54,706,072)     (54,706,072)    (101,034,595)    (101,036,164)
Premium Class AARP (c) ............................         (74,826,334)     (74,826,334)              --               --
Premium Class S (d) ...............................      (2,001,383,603)  (2,001,383,603)  (2,770,220,876)  (2,770,287,933)
Managed ...........................................      (1,192,719,808)  (1,192,719,808)  (1,155,152,449)  (1,155,348,705)
Institutional .....................................    (133,669,778,307)(133,669,778,307) (89,101,804,740) (89,101,937,654)
                                                                       ------------------                 -----------------
                                                                       $(137,169,406,266)                 $(93,128,610,456)
                                                                       ------------------                 -----------------

Net increase (decrease)
----------------------------------------------------------------------------------------------------------------------------
Prime Reserve Class AARP (a) ......................          217,019,670   $  216,958,059               --   $           --
Prime Reserve Class S (b) .........................            8,513,586        8,509,504       12,386,363       12,384,794
Premium Class AARP (c) ............................          185,437,052      185,429,658               --               --
Premium Class S (d) ...............................          (63,195,282)     (63,307,014)     131,158,816      131,091,759
Managed ...........................................          249,327,576      249,109,002       20,681,141       20,484,885
Institutional .....................................        3,819,838,673    3,820,312,517    1,544,079,736    1,543,946,822
                                                                       ------------------                   ---------------
                                                                           $4,417,011,726                    $1,707,908,260
                                                                       ------------------                   ---------------

(a) For the period from August 11, 2000 (commencement of sales of Class AARP shares) to May 31, 2001.
(b) On August 11, 2000, existing shares of Prime Reserve were redesignated as Class S.
(c) For the period from October 2, 2000 (commencement of sales of Class AARP shares) to May 31, 2001.
(d)  On October 2, 2000, existing shares of Premium were redesignated as Class
     S.

H. Capital Contribution

On January 16, 2001, the Advisor voluntarily purchased $39,000,000 of Southern California Edison commercial paper from the Fund for $15,557,425 in excess of that security's value. The Fund recorded a realized loss of $15,557,425 on the transaction which was offset by a payment of an equal amount from the Advisor. The Advisor received no shares of the Fund or other consideration in exchange for such contribution.

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees of Scudder Money Market Trust and Shareholders of Scudder Money Market Series:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Scudder Money Market Series (the "Fund") at May 31, 2001, and the results of its operations, the changes in its net assets, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Boston, Massachusetts                                 PricewaterhouseCoopers LLP
July 20, 2001

Tax Information                                                      (Unaudited)
--------------------------------------------------------------------------------

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-SCUDDER.

Officers and Trustees
--------------------------------------------------------------------------------

Board of Trustees

Linda C. Coughlin*         President

Henry P. Becton, Jr.       President, WGBH Educational Foundation

Dawn-Marie Driscoll        President, Driscoll Associates; Executive Fellow,
                           Center for Business Ethics, Bentley College

Edgar R. Fiedler           Senior Fellow and Economic Counsellor,
                           The Conference Board, Inc.

Keith R. Fox               General Partner, The Exeter Group of Funds

Jean Gleason Stromberg     Consultant

Jean C. Tempel             Managing Director, First Light Capital, LLC

Steven Zaleznick           President and Chief Executive Officer, AARP Services,
                           Inc.

--------------------------------------------------------------------------------

Officers

Thomas V. Bruns*           Vice President

William F. Glavin*         Vice President

James E. Masur*            Vice President

Frank J. Rachwalski, Jr*   Vice President

Howard S. Schneider*       Vice President

John Millette*             Vice President and Secretary

Kathryn L. Quirk*          Vice President and Assistant Secretary

John R. Hebble*            Treasurer

Brenda Lyons*              Assistant Treasurer

Caroline Pearson*          Assistant Secretary


*Zurich Scudder Investments, Inc.

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

About the Fund's Advisor

Zurich Scudder Investments, Inc., a leading global investment management firm, is a member of the Zurich Financial Services Group. Zurich Scudder Investments is one of the largest and most experienced investment management organizations in the world, managing more than USD 370 billion in assets for corporate clients, retirement and pension plans, insurance companies, mutual fund investors, and individuals worldwide. Headquartered in New York, Zurich Scudder Investments offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined, long-term investment strategies.

Headquartered in Zurich, Switzerland, Zurich Financial Services Group is one of the global leaders in the financial services industry, providing its customers with products and solutions in the area of financial protection and asset accumulation.




This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.




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Tel:      800 537 3177
E-mail:   ifunds@scudder.com
Web:      http://institutionalfunds.scudder.com



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